RELATED PARTY TRANSACTION - Summary of significant balances and transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Amounts due from:
Amounts due from related parties		¥ 0	¥ 710		$ 0
Amounts due to:
Amounts due to related parties		460	35,338		$ 66
Revenue		566	4,670	¥ 1,528
Expense		3,569	2,052	33
Beijing Youlian
Amounts due from:
Amounts due from related parties		0	710
Amounts due to:
Revenue	[1]	566	4,670	1,528
Expense	[2]	3,569	2,052	¥ 33
Mr. Larry Xiangdong Chen
Amounts due to:
Amounts due to related parties		¥ 460	¥ 35,338

[1]	The Group recognized revenue from providing technical service.
[2]	The Group recognized expense from receiving advertising service provided by Beijing Youlian.